Discontinued Operations (Schedule of Results Attributable to Discontinued Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of discontinued operations [Abstract]
Revenue			$ 1,777,232	$ 1,517,391
Cost of sales and services (excluding depreciation and amortization)			(1,235,214)	(1,076,563)
Depreciation and amortization			(135,733)	(132,998)
Gross profit			406,285	307,830
Income before taxes on income		1,178	152,280	92,233
Taxes on income	[1]	(3,944)	(73,141)	(57,083)
(Loss)/income after taxes on income		(2,766)	79,139	35,150
(Loss)/gain on sale of discontinued operations	[2]	(2,065)	529,923
Tax on loss on sale of discontinued operations		(800)	(132,497)
(Loss)/income from discontinued operations		(5,631)	476,565	35,150
Net cash flows provided by operating activities			319,637	176,515
Net cash flows (used in)/provided by investing activities		(155,361)	816,544	(300,833)
Net cash flows (used in)/provided by financing activities			(103,524)	25,308
Cash and cash equivalents (used in)/provided by discontinued operations		(155,361)	$ 1,032,657	$ (99,010)
Income tax payable		4,744
Net liabilities		$ 4,744

[1]	Additional taxes in relation to the sale by IC Power of its Latin American and Caribbean businesses.
[2]	Mainly relates to the write down of a contingent asset following settlement of the related insurance claim.